SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares shares	Dec. 31, 2024 Share $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, beginning of the year | Share	7,929,119	7,366,252
Balance, beginning of the year, weighted average exercise price	$ 11.59	$ 12.32
Granted | Share	1,728,324	1,483,726
Granted, weighted average exercise price	$ 9.96	$ 8.12
Replacement options in connection with Gatos acquisition | shares	8,242,244	0
Replacement options in connection with Gatos acquisition, weighted average exercise price	$ 5.08	$ 0
Exercised | Share	(10,419,660)	(20,625)
Exercised, weighted average exercise price	$ 6.51	$ 7.89
Cancelled or expired | Share	(821,670)	(900,234)
Cancelled or expired, weighted average exercise price	$ 10.67	$ 11.89
Balance, end of the year | Share	6,658,357	7,929,119
Balance, end of the year, weighted average exercise price	$ 10.96	$ 11.59